Mergers and Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified		1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended					1 Months Ended			1 Months Ended
	Jul. 31, 2011 QuantaSol Limited ("QuantaSol") USD ($)	Jul. 31, 2011 QuantaSol Limited ("QuantaSol") Developed technology USD ($)	Jan. 31, 2012 Dyaptive Systems Inc USD ($)	Jan. 31, 2012 Dyaptive Systems Inc CAD	Jan. 31, 2012 Dyaptive Systems Inc Developed technology USD ($)	Jan. 31, 2012 Dyaptive Systems Inc Customer relationships USD ($)	Jan. 31, 2012 Dyaptive Systems Inc Other USD ($)	Jul. 03, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") USD ($)	May 31, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") USD ($)	May 31, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") In-process research and development USD ($)	May 31, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") Developed technology USD ($)	May 31, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") Customer relationships USD ($)	May 31, 2010 Network Solutions Division of Agilent Technologies, Inc. ("NSD") Customer backlog USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") In-process research and development USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") Developed technology USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") Customer relationships USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") Other USD ($)	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") Trademark/tradename	Jul. 31, 2009 Storage Network Tools Business of Finisar Corporation ("SNT") Internally used software
Acquisitions
Purchase consideration paid in cash	$ 3.7		$ 14.8	14.9					$ 163.8					$ 40.7
Working capital adjustment and holdback payment			2.0	2.0
Purchase price allocation to assets acquired
Total purchase price primarily allocated to developed technology		3.7
Net tangible assets acquired			3.4						27.9					1.8
Acquired finite-lived intangible assets					6.2	2.3	0.9				42.7	30.8	5.8			16.2	10.0	1.3
Goodwill			2.0						46.8					9.9
Total purchase price			14.8						163.8					40.7
Acquired indefinite-lived intangible assets										9.8					1.5
Weighted-average estimated useful lives of acquired intangible assets
Estimated useful lives of acquired intangible assets		4 years			4 years	4 years					5 years					5 years	6 years		5 years	3 years
Estimated minimum useful lives of acquired intangible assets												5 years	1 year
Estimated maximum useful lives of acquired intangible assets												9 years	2 years
Fair value of acquired tangible assets
Cash			4.0
Accounts receivable			0.9						26.8
Inventories			0.8						4.7					1.5
Property and equipment			0.5						4.8					0.6
Accounts payable			(0.2)						(4.8)
Deferred revenue			(0.3)						(6.3)					(0.1)
Employee related liabilities			(2.3)
Other assets and liabilities, net									2.7					(0.2)
Net tangible assets acquired			3.4						27.9					1.8
Pro forma information in pursuant with acquisition
Pro forma net revenue								1,497.5
Pro forma net loss								$ (79.1)
Pro Forma net loss per share - basic and diluted (in dollars per share)								$ (0.36)